EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
EARNINGS PER SHARE ATTRIBUTABLE TO ORDINARY EQUITY HOLDERS OF THE PARENT
Profit attributable to owners of the parent (RMB)	¥ 1,378,435,350	¥ 368,411,780	¥ 129,510,705
Other equity instruments' distribution (RMB)	(110,000,000)	(110,000,000)	(19,287,671)
Profit attributable to owners of the parent after adjusting other equity instruments distribution	¥ 1,268,435,350	¥ 258,411,780	¥ 110,223,034
Weighted average number of ordinary shares in issue	14,903,798,236	14,903,798,236	14,272,716,517
Basic earnings per share (RMB)	¥ 0.09	¥ 0.02	¥ 0.01
Dilutive potential shares	0	0	0